Note 18 - Trade and Other Payables - Disclosure of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade payables	$ 26,420	$ 18,281
Trade related accruals	9,351	11,378
Payroll and related benefits	11,255	4,028
Environmental duty	1,536	1,047
Other accrued liabilities	1,621	833
	$ 50,183	$ 35,567